CUSTOMER CONCENTRATIONS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales and retailer customer sales	$ 933,992	$ 759,498	$ 953,681	$ 480,713
Sales and retailer customer sales percentage	100.00%	100.00%	100.00%	100.00%
End-User Sales
Sales and retailer customer sales	$ 470,325	$ 515,203	$ 686,561	$ 265,563
Sales and retailer customer sales percentage	51.00%	68.00%	72.00%	55.00%
Retailer Sales
Sales and retailer customer sales	$ 448,191	$ 244,295	$ 267,120	$ 215,150
Sales and retailer customer sales percentage	49.00%	32.00%	28.00%	45.00%